Label	Element	Value
MainStay Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

MAINSTAY FUNDS TRUST
THE MAINSTAY FUNDS

MainStay MacKay U.S. Infrastructure Bond Fund
MainStay Floating Rate Fund
MainStay MacKay Total Return Bond Fund
MainStay MacKay Strategic Bond Fund
MainStay Candriam Emerging Markets Debt Fund

(collectively, the “Funds”)

Supplement dated September 29, 2023 (“Supplement”)
to the Summary Prospectus and Prospectus, each dated February 28, 2023, as supplemented; and to the
Statement of Additional Information (“SAI”), dated February 28, 2023 as amended and supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus, Prospectus and SAI.

At a meeting held on September 25-26, 2023, the Board of Trustees (“Board”) of MainStay Funds Trust and The MainStay Funds, after careful consideration of a number of factors and upon the recommendation of the Fund’s Manager, New York Life Investment Management LLC, approved a proposal to accelerate the conversion of each Fund’s Class B shares into Class A shares, or Investor Class shares, based on shareholder eligibility. Class B shareholders of each Fund will receive Class A shares of the relevant Fund if they hold at least $15,000 of Class B shares of the Fund on the date of conversion; otherwise, Class B shareholders of each Fund will receive Investor Class shares of the relevant Fund. Currently, Class B shares of the MainStay MacKay U.S. Infrastructure Bond Fund, MainStay MacKay Total Return Bond Fund, MainStay MacKay Strategic Bond Fund and MainStay Candriam Emerging Markets Debt Fund convert into Class A shares, or Investor Class shares based on eligibility, approximately eight years after the date they were purchased. Class B shares of the MainStay Floating Rate Fund convert into Class A shares, or Investor Class shares based on eligibility, approximately four years after the date they were purchased.

The accelerated conversion of Class B Shares of the Funds will occur on or about February 28, 2024 (the “Conversion Date”). Effective on the Conversion Date, all references to the Class B shares of the Funds in the Summary Prospectus, Prospectus and SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Risk/Return [Heading]	rr_RiskReturnHeading	MainStay Floating Rate Fund